SCHEDULE OF ASSETS AND LIABILITIES ACQUIRED AND PURCHASE CONSIDERATION (Details) - My Health Logic [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Common shares	$ 7,774,000
Total consideration	7,774,000
Net working deficit	(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$ 7,774,000